Schedule of allowance for credit losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Credit Loss [Abstract]
Beginning balance	$ 52,694	$ 22,336	$ 22,336
Allowance for credit losses			30,358
Recovery of credit losses	(18,522)	$ (5,868)
Write-off	(34,172)
Ending balance			$ 52,694